WARRANTS	12 Months Ended
Dec. 31, 2024
WARRANTS
WARRANTS

NOTE 15 - WARRANTS

In the first quarter of 2022, the Corporation issued 3,878,789 investor warrants in connection with one private placement. Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $2.00 with a five year term. In addition, the Company issued Placement Agent (or its assigns) warrants to purchase up to 193,939 shares of common stock at an exercise price of $2.06 per share, The Placement Agent Warrants are immediately exercisable and will expire on the five-year anniversary of the Effective Date.  The warrants were recorded as part of additional paid in capital at a total of $1,741,475.

In the third quarter of 2023, the Corporation issued 500,000 investor warrants in connection with one private placement.  Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $2.00 with a five-year term.  In the fourth quarter of 2023, the Corporation issued 75,000 investor warrants in connection with one private placement.  Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $1.50 with a five-year term.

A detail of warrant activity for the years ended December 31, 2024, 2023 and 2022 is as follows:

Description	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding 1-Jan-22	4,518,348	$5.54	3.07
Exercised	-	-	-
Granted	4,072,728	2.00	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-22	8,591,076	$3.86	3.67
Exercised	-	-	-
Granted	575,000	2.00	5.05
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-23	9,166,076	$3.74	2.82
Exercised	-	-	-
Granted	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-24	9,166,076	$3.74	1.82